UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649

                           EII REALTY SECURITIES TRUST
               (Exact name of registrant as specified in charter)

                          717 FIFTH AVENUE, 10TH FLOOR
                               NEW YORK, NY 10022
               (Address of principal executive offices) (Zip code)

                                RICHARD J. ADLER
                          717 FIFTH AVENUE, 10TH FLOOR
                               NEW YORK, NY 10022
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478

                        Date of fiscal year end: JUNE 30

                  Date of reporting period: SEPTEMBER 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


                          E.I.I REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                            SHARES         VALUE
                                                          ----------   ------------
COMMON STOCK - 97.49%
Alexandria Real Estate Equities, Inc.                          7,200   $    595,368
AMB Property Corp.                                            37,800      1,697,220
Archstone-Smith Trust                                         66,233      2,640,710
Arden Realty, Inc.                                            21,800        897,506
AvalonBay Communities, Inc.                                   34,871      2,988,445
BioMed Realty Trust, Inc.                                     27,500        682,000
Boston Properties, Inc.                                       24,647      1,747,472
Brandywine Realty Trust                                       48,539      1,509,077
Brookfield Properties Corp.                                   85,874      2,530,707
Capital Automotive REIT                                       10,200        394,842
CenterPoint Properties Trust                                  32,886      1,473,293
Developers Diversified Realty Corp.                           29,277      1,367,236
Equity Lifestyle Properties, Inc.                              8,300        373,500
Equity Residential                                            63,600      2,407,260
Essex Property Trust, Inc.                                     9,695        872,550
Federal Realty Investment Trust                                6,400        389,952
Hilton Hotels Corp.                                           86,296      1,926,127
Home Properties, Inc.                                         12,500        490,625
Host Marriott Corp.                                          142,045      2,400,560
Kilroy Realty Corp.                                           17,700        991,731
Kimco Realty Corp.                                           118,564      3,725,281
Liberty Property Trust                                        35,200      1,497,408
Macerich Co. (The)                                            36,432      2,365,894
Mills Corp. (The)                                             37,000      2,037,960
Pan Pacific Retail Properties, Inc.                           23,400      1,542,060
ProLogis                                                      88,522      3,922,410
Public Storage, Inc.                                          18,115      1,213,705
Reckson Associates Realty Corp.                               60,500      2,090,275
Regency Centers Corp.                                         34,333      1,972,431
Shurgard Storage Centers, Inc.                                 9,557        533,949
Simon Property Group, Inc.                                    64,148      4,754,650
SL Green Realty Corp.                                         20,300      1,384,054
Spirit Finance Corp.                                          37,400        420,750
Starwood Hotels & Resorts Worldwide, Inc.                     31,300      1,789,421
Taubman Centers, Inc.                                         34,700      1,099,990
United Dominion Realty Trust, Inc.                            79,066      1,873,864
Ventas, Inc.                                                  61,700      1,986,740
Vornado Realty Trust                                          21,239      1,839,722
Weingarten Realty Investors                                   29,100      1,101,435
                                                                       ------------

Total Common Stock (Cost $41,258,225)                                    65,528,180
                                                                       ------------

                          E.I.I REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                            SHARES         VALUE
                                                          ----------   ------------
PREFERRED STOCK - 0.52%
Simon Property Group, L.P.                                     5,516   $    348,060
                                                                       ------------

Total Preferred Stock (Cost $295,382)                                       348,060
                                                                       ------------

                                                             PAR
                                                          ----------
TEMPORARY INVESTMENT - 2.29%
Provident Institutional Funds, Treasury Trust Portfolio   $1,540,193      1,540,193
                                                                       ------------

Total Temporary Investment (Cost $1,540,193)                              1,540,193
                                                                       ------------

TOTAL INVESTMENTS - 100.30% (Cost $43,093,800)                           67,416,433

OTHER ASSETS IN EXCESS OF LIABILITIES - (0.30%)                            (200,533)
                                                                       ------------

TOTAL NET ASSETS - 100.00%                                             $ 67,215,900
                                                                       ============

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                                    SHARES        VALUE
                                                                  ----------   -----------
COMMON STOCKS - 92.83%

AUSTRALIA - 3.35%
Westfield Group                                                      162,237   $ 2,081,390
Westfield Group NPV Stapled*                                           2,442        31,124
                                                                               -----------

Total (Cost $2,039,178)                                                          2,112,514
                                                                               -----------

FRANCE - 12.96%
Accor SA                                                              30,000     1,519,839
Gecina SA                                                             14,554     1,719,605
Klepierre                                                             16,000     1,610,745
Societe de la Tour Eiffel                                             14,500     1,538,406
Societe Immobiliere de Location pour l'Industrie et le Commerce        1,800       186,634
Unibail                                                               11,017     1,604,540
                                                                               -----------

Total (Cost $7,374,595)                                                          8,179,769
                                                                               -----------

HONG KONG - 14.21%
China Overseas Land & Investment, Ltd.                             4,400,000     1,318,681
China State Construction International Holdings, Ltd.*               105,555        17,961
Hang Lung Properties, Ltd.                                         1,000,000     1,591,956
Henderson Land Development Co., Ltd.                                  41,000       204,795
Kerry Properties, Ltd.                                               600,000     1,519,771
Shangri-La Asia, Ltd.                                                968,085     1,566,107
Sino Land Co., Ltd.                                                2,261,437     2,754,739
                                                                               -----------

Total (Cost $7,682,795)                                                          8,974,010
                                                                               -----------

ITALY - 8.05%
Aedes SpA Ligure Lombarda per Imprese e Costruzioni                  217,300     1,645,279
Risanamento SpA                                                      730,650     3,435,534
                                                                               -----------

Total (Cost $3,726,041)                                                          5,080,813
                                                                               -----------

JAPAN - 14.90%
AEON Mall Co., Ltd.                                                   75,000     2,931,445
Daiwa House Industry Co ., Ltd.                                      187,000     2,450,106
Mitsubishi Estate Co., Ltd.                                           95,000     1,305,894
Mitsui Fudosan Co., Ltd.                                             180,800     2,723,007
                                                                               -----------

Total (Cost $8,006,680)                                                          9,410,452
                                                                               -----------

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                                    SHARES        VALUE
                                                                  ----------   -----------
SINGAPORE - 6.13%
Ascendas Real Estate Investment Trust                                250,000   $   324,060
Capitaland, Ltd.                                                     650,000     1,208,050
Hongkong Land Holdings, Ltd.                                         385,000     1,208,900
Keppel Land, Ltd.                                                    517,000     1,132,229
                                                                               -----------

Total (Cost $2,975,321)                                                          3,873,239
                                                                               -----------

SPAIN - 9.13%
Fadesa Inmobiliaria, SA                                               50,000     1,802,443
Inmobiliaria Colonial, SA                                             25,300     1,540,395
Sol Melia, SA                                                        175,000     2,422,145
                                                                               -----------

Total (Cost $4,333,990)                                                          5,764,983
                                                                               -----------

UNITED KINGDOM - 24.10%
British Land Co. plc                                                 193,724     3,223,249
Capital & Regional plc                                               139,301     1,981,354
Derwent Valley Holdings plc                                           35,660       823,903
Great Portland Estates plc                                           291,300     2,000,800
Hammerson plc                                                        205,200     3,381,519
Helical Bar plc                                                       27,185       160,630
Minerva plc                                                          240,000     1,091,179
Quintain Estates & Development plc                                   119,932     1,234,837
Shaftesbury plc                                                      195,700     1,316,472
                                                                               -----------

Total (Cost $14,328,267)                                                        15,213,943
                                                                               -----------

Total Common Stock (Cost $50,466,867)                                           58,609,723
                                                                               -----------

                                                                     PAR
                                                                  ----------

SHORT TERM OBLIGATION - 6.71%
PNC Bank Money Market Fund                                        $4,238,543     4,238,543
                                                                               -----------

Total Short Term Obligation (Cost $4,238,543)                                    4,238,543
                                                                               -----------

TOTAL INVESTMENTS - 99.54% (Cost $54,705,410)                                   62,848,266

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.46%                                      292,078
                                                                               -----------

TOTAL NET ASSETS - 100.00%                                                     $63,140,344
                                                                               ===========

*     Denotes non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               EII REALTY SECURITIES TRUST
            --------------------------------------------------------------------


By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date OCTOBER 25, 2005
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date OCTOBER 25, 2005
     ---------------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL J. MEAGHER
                         -------------------------------------------------------
                           Michael J. Meagher, Vice President, Treasurer (principal financial officer)

Date OCTOBER 25, 2005
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.